Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Share capital Previously Reported	Share capital Adjustment	Share capital	Share premium reserve Previously Reported	Share premium reserve Adjustment	Share premium reserve	Additional paid-in capital Previously Reported	Additional paid-in capital Adjustment	Additional paid-in capital	Capital reserve Previously Reported	Capital reserve Adjustment	Capital reserve	Fair value reserve Previously Reported	Fair value reserve Adjustment	Fair value reserve	Other reserve Previously Reported	Other reserve Adjustment	Other reserve	Retained earnings / (accumulated losses) Previously Reported	Retained earnings / (accumulated losses) Adjustment	Retained earnings / (accumulated losses)	Non-Controlling Interest Previously Reported	Non-Controlling Interest Adjustment	Non-Controlling Interest	Previously Reported	Adjustment	Total
Balance at Dec. 31, 2022			R$ 1,687						R$ 1,749,566			R$ 525,289			R$ (265)			R$ 194,910			R$ (1,201,648)			R$ (107,311)			R$ 1,162,228
Other comprehensive income for the period															152												152
Capital reserve												3,738															3,738
Profit for the period																					34,523			2,832			37,355
Balance at Dec. 31, 2023			1,687						1,749,566			529,027			(113)			194,910			(1,167,125)			(104,479)			1,203,473
Fair value of financial assets at fair value through other comprehensive income															595									79			674
Reclassification of fair value adjustments to profit or loss															(62)									(35)			(97)
Profit for the period																					(7,059)			(579)			(7,638)
Balance at Mar. 13, 2024	R$ (1,687)		1,687	R$ 1,301,007	R$ 1,301,007		R$ (1,749,566)		1,749,566	R$ (529,027)		529,027		R$ 420	420	R$ (194,910)		194,910	R$ 1,174,184		(1,174,184)		R$ (105,014)	(105,014)		R$ 1,196,413	1,196,413
Balance at Dec. 31, 2023			1,687						1,749,566			529,027			(113)			194,910			(1,167,125)			(104,479)			1,203,473
Profit for the period																											251,788
Balance at Dec. 31, 2024					1,406,563	1,406,563								(22,610)	(22,610)					224,633	224,633		155,281	155,281		1,763,867	1,763,867
Balance at Mar. 13, 2024	R$ (1,687)		1,687	R$ 1,301,007	1,301,007		R$ (1,749,566)		1,749,566	R$ (529,027)		529,027		420	420	R$ (194,910)		194,910	R$ 1,174,184		(1,174,184)		(105,014)	(105,014)		1,196,413	1,196,413
Share capital increase					105,556																					105,556
Fair value of financial assets at fair value through other comprehensive income														(5,284)									(1,054)			(6,338)
Deferred income tax														(17,964)									(3,509)			(21,473)
Reclassification of fair value adjustments to profit or loss														218									65			283
Contribution from NCI without a change in control																							230,000			230,000
Profit for the period																				224,633			34,793			259,426
Balance at Dec. 31, 2024					R$ 1,406,563	1,406,563								R$ (22,610)	(22,610)					R$ 224,633	224,633		R$ 155,281	155,281		R$ 1,763,867	1,763,867
Share capital increase						1,183,371																					1,183,371
Corporate reorganization																					(168,102)			(191,898)			(360,000)
Share-based long-term incentive plan - (LTIP)												131,325															131,325
Fair value of financial assets at fair value through other comprehensive income															44,557									6,391			50,948
Deferred income tax															(20,013)									(2,776)			(22,789)
Reclassification of fair value adjustments to profit or loss															1,573									13			1,586
Profit for the period																					1,091,487			50,119			1,141,606
Balance at Dec. 31, 2025						R$ 2,589,934						R$ 131,325			R$ 3,507						R$ 1,148,018			R$ 17,130			R$ 3,889,914